Preparation of Interim Financial Statements and Other Items (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) item	Mar. 31, 2017 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Products
Concentration Risk [Line Items]
Purchases from the vendor	$ 37,066	$ 23,195	$ 124,030	$ 62,766	$ 84,604
Customer concentration | Revenue
Concentration Risk [Line Items]
Number of customers accounted for 10% or more of consolidated revenues | item	1	2
Concentration of risk (as a percent)	11.00%	21.00%	11.00%	12.00%	12.00%
Supplier concentration | Purchases
Concentration Risk [Line Items]
Concentration of risk (as a percent)	21.00%	20.00%	22.00%	20.00%	27.00%
Purchases from the vendor	$ 10,400	$ 6,400	$ 33,400	$ 10,800	$ 18,100
Amounts due to the vendor	$ 7,200		$ 7,400	$ 1,300